                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
               (Exact name of registrant as specified in charter)

                              103 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1112

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

   SHARES                                                               VALUE
   ------                                                           ------------
             COMMON STOCKS---                               99.3%
             BASICS---                                       4.6%
   100,609   Air Products & Chemicals, Inc.                         $  7,441,042
    86,032   Cabot Corp.                                               4,106,307
    42,373   Cabot Microelectronics Corp.*                             1,419,919
                                                                    ------------
                                                                      12,967,268
                                                                    ------------
             CAPITAL EQUIPMENT---                            7.9%
   181,112   Emerson Electric Co.                                      7,804,116
   364,049   General Electric Co.                                     12,872,773
    39,154   Pitney Bowes, Inc.                                        1,777,200
                                                                    ------------
                                                                      22,454,089
                                                                    ------------
             CONSUMER CYCLICALS---                           9.4%
    18,000   Altria Group, Inc.                                        1,580,580
   149,743   Comcast Corp., Class A*                                   3,885,831
   129,129   Walt Disney Co. (The)                                     4,445,911
    85,100   Procter & Gamble Co. (The)                                5,374,916
     7,191   Idearc Inc.                                                 252,405
   144,103   3M Co.                                                   11,013,792
                                                                    ------------
                                                                      26,553,435
                                                                    ------------
             ENERGY---                                       7.7%
    41,979   BP plc ADR                                                2,718,140
   147,227   Exxon Mobil Corp.                                        11,108,277
   114,584   Schlumberger, Ltd.                                        7,917,754
                                                                    ------------
                                                                      21,744,171
                                                                    ------------
             FINANCIAL---                                   25.0%
   111,332   American Express Co.                                      6,279,125
    22,266   Ameriprise Financial, Inc.                                1,272,279
    28,441   American International Group, Inc.                        1,911,804
   394,928   Bank of America Corp.                                    20,149,227
    48,853   Fannie Mae                                                2,666,397
   140,310   JPMorgan Chase & Co.                                      6,788,198
    96,032   Moody's Corp.                                             5,959,746
    92,150   Wachovia Corp.                                            5,072,858
   596,380   Wells Fargo & Co.                                        20,533,363
                                                                    ------------
                                                                      70,632,997
                                                                    ------------
             HEALTHCARE---                                  21.2%
   231,254   Abbott Laboratories, Inc.                                12,903,973
    64,986   Baxter International, Inc.                                3,422,813
    23,125   Hospira, Inc.*                                              945,813
    75,385   IMS Health, Inc.                                          2,235,919
   362,259   Johnson & Johnson                                        21,829,727
    45,931   Medco Health Solutions, Inc.*                             3,331,375
   349,404   Merck & Company, Inc.                                    15,433,175
                                                                    ------------
                                                                      60,102,795
                                                                    ------------
             RETAIL---                                       1.1%
    44,558   Safeway, Inc.                                             1,632,605
    31,500   Wal-Mart Stores, Inc.                                     1,478,925
                                                                    ------------
                                                                       3,111,530
                                                                    ------------

   SHARES                                                               VALUE
   ------                                                           -----------
             STAPLES---                                      4.1%
     5,688   Hanesbrands, Inc.*                                     $    167,170
   164,147   Coca Cola Co. (The)                                       7,879,056
    43,600   PepsiCo Inc.                                              2,771,216
    45,506   Sara Lee Corp.                                              769,962
                                                                    ------------
                                                                      11,587,404
                                                                    ------------
             TECHNOLOGY---                                  11.8%
    57,923   Hewlett-Packard Co.                                       2,325,029
    39,708   International Business Machines Corp.                     3,742,876
   968,494   Intel Corp.                                              18,527,290
   139,643   Microsoft Corp.                                           3,891,850
   273,453   Motorola, Inc.                                            4,831,915
                                                                    ------------
                                                                      33,318,960
                                                                    ------------
             TRANSPORTATION---                               4.6%
   113,572   Burlington Northern Santa Fe Corp.                        9,134,596
    37,922   Union Pacific Corp.                                       3,850,979
                                                                    ------------
                                                                      12,985,575
                                                                    ------------
             UTILITIES---                                    1.9%
   143,830   Verizon Communications, Inc.                              5,454,034
                                                                    ------------
             Total Common Stocks
             (Cost: $44,069,503)                                     280,912,258
                                                                    ------------

    PAR
    ---
             SHORT-TERM OBLIGATIONS--                        0.7%
$1,900,000   Federal Home Loan Mortgage Corp.
             04/02/07, 4.97%
             (Cost: $1,899,475)                                        1,899,475
                                                                    ------------
TOTAL INVESTMENT IN SECURITIES                             100.0%
   (Cost: $45,968,978)**                                            $282,811,733
                                                                    ============

ADR-American Depositary Receipt

*    Non-Income Producing

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost:                  $ 45,968,978
                                 ------------
Gross Unrealized Appreciation:   $236,873,168
Gross Unrealized Depreciation:        (30,413)
                                 ------------
Net Unrealized Appreciation:     $236,842,755
                                 ============

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund


By: /s/ Edward J. Roach
    --------------------------------------
    Edward J. Roach, President & Treasurer
    (Principal Executive and Principal
    Financial Officer)

Date: May 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Chestnut Street Exchange Fund


By: /s/ Edward J. Roach
    --------------------------------------
    Edward J. Roach, President & Treasurer
    (Principal Executive and Principal
    Financial Officer)

Date: May 21, 2007


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